Commitments and contingencies (Details) $ in Thousands	Jun. 30, 2018 USD ($)
Lease commitments, total	$ 518
Lease commitments, less than 1 year	109
Lease commitments, 1-3 Years	344
Lease commitments, 3- 5 years	65
Lease commitments, More than 5 years	$ 0